Condensed Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2010	¥ 1,316,461	¥ 143,939	¥ 178,661	¥ 1,104,779	¥ (79,459)	¥ (49,236)	¥ 1,298,684	¥ 17,777
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities	(21,668)			(22,495)	(3,406)		(25,901)	4,233
Beginning Balance After Adjustment	1,294,793	143,939	178,661	1,082,284	(82,865)	(49,236)	1,272,783	22,010
Contribution to Subsidiaries	3,820							3,820
Transaction with noncontrolling interests	(1,762)		197		4		201	(1,963)
Comprehensive income (loss), net of tax:
Net income	50,983			50,798			50,798	185
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	5,405				5,347		5,347	58
Net change of defined benefit pension plans	150				150		150
Net change of foreign currency translation adjustments	(26,122)				(25,189)		(25,189)	(933)
Net change of unrealized gains (losses) on derivative instruments	(129)				(143)		(143)	14
Total other comprehensive income (loss)	(20,696)						(19,835)	(861)
Total comprehensive income (loss)	30,287						30,963	(676)
Cash dividends	(10,053)			(8,061)			(8,061)	(1,992)
Conversion of convertible bond	6	3	3				6
Exercise of stock options	22	11	11				22
Compensation cost of stock options	142		142				142
Acquisition of treasury stock	(1)					(1)	(1)
Other, net	(290)		140	(448)		18	(290)
Ending balance at Dec. 31, 2010	1,316,964	143,953	179,154	1,124,573	(102,696)	(49,219)	1,295,765	21,199
Beginning Balance at Mar. 31, 2011	1,341,028	143,995	179,137	1,141,559	(96,180)	(49,170)	1,319,341	21,687
Contribution to Subsidiaries	20,935							20,935
Transaction with noncontrolling interests	(298)		48		(25)		23	(321)
Comprehensive income (loss), net of tax:
Net income	69,673			68,770			68,770	903
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(4,335)				(4,425)		(4,425)	90
Net change of defined benefit pension plans	105				105		105
Net change of foreign currency translation adjustments	(20,529)				(17,774)		(17,774)	(2,755)
Net change of unrealized gains (losses) on derivative instruments	(128)				(119)		(119)	(9)
Total other comprehensive income (loss)	(24,887)						(22,213)	(2,674)
Total comprehensive income (loss)	44,786						46,557	(1,771)
Cash dividends	(10,283)			(8,599)			(8,599)	(1,684)
Conversion of convertible bond	2	1	1				2
Exercise of stock options	22	11	11				22
Acquisition of treasury stock	(1)					(1)	(1)
Other, net	234		13	53		168	234
Ending balance at Dec. 31, 2011	¥ 1,396,425	¥ 144,007	¥ 179,210	¥ 1,201,783	¥ (118,418)	¥ (49,003)	¥ 1,357,579	¥ 38,846